Income Taxes - Schedule of Provision for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Expected federal tax at 21%					$ (5,085,714)	$ (5,575,393)
Valuation allowance					5,085,714	5,575,393
Provision for income taxes